Shareholders Equity - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions								12 Months Ended
	Mar. 18, 2018 ₨ / shares	Mar. 13, 2018 INR (₨) ₨ / shares	Mar. 13, 2018 USD ($) $ / shares	Mar. 30, 2017 INR (₨) ₨ / shares	Oct. 28, 2016 INR (₨) ₨ / shares	Oct. 27, 2015 INR (₨) ₨ / shares	Apr. 29, 2015 INR (₨) ₨ / shares	Mar. 31, 2018 INR (₨) Vote ₨ / shares shares	Mar. 31, 2017 INR (₨) shares	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($) shares
Number of votes for each share held | Vote								1
Issued Capital								₨ 3,718	₨ 3,718		$ 57
Number of shares issued								3,717,493,092	3,717,493,092		3,717,493,092
Dividend distribution, threshold percentage of paid-up capital								10.00%
General reserve								₨ 191,052	₨ 191,052		$ 2,934
Minimum obligatory reserve as a percentage of outstanding debentures								25.00%
Retained earnings								₨ 302,281	369,390		4,643
Dividend per share | (per share)		₨ 21.20	$ 0.33	₨ 17.70	₨ 1.75	₨ 3.5	₨ 2.35
Dividends paid		₨ 78,810	$ 1,210	₨ 65,800	₨ 5,189	₨ 10,378	₨ 6,967	92,887	₨ 126,083	₨ 75,034
Consequent to Merger of Cairn India Limited [member]
Number of shares issued pursuant to schene of merger									752.5
Debenture Redemption Reserve [member]
Retained earnings								14,770	₨ 17,696		227
Preference share redemption reserve [member]
Retained earnings								769	769		12
Capital reserve [member]
Retained earnings								₨ 187,763	₨ 190,186		$ 2,884
Ordinary shares [member]
Authorised equity share capital								44,020,100,000			44,020,100,000
Par value per share | ₨ / shares								₨ 1
American depository shares [member]
Number of shares issued								62,106,174	54,254,975		62,106,174
Convertible Preference Shares [Member]
Dividend per share | ₨ / shares	₨ 0.075